JPMORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Plus Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated May 7, 2009
to the Prospectus dated November 1, 2008, as supplemented

Footnote number four to the Annual Operating Expense table for the JPMorgan Intrepid Plus Fund on page 26 of the Prospectus is hereby deleted in its entirety and replaced with the following:

[4]	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% of the average daily net assets through 10/31/09. Without Dividend Expenses on Short Sales and the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.86%, and Net Expenses would have been 1.50% of the average daily net assets for Select Class Shares. In addition, the Fund’s service providers have elected, as of 5/1/09, to voluntarily waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15% of the average daily net assets for Select Class Shares. Without Dividend Expenses on Short Sales and the Acquired Fund Fees and Expenses and if the additional amounts voluntarily waived or reimbursed were in place, the Total Annual Operating Expenses would have been 1.86%, and Net Expenses would have been 1.15% of the average daily net assets for Select Class Shares. Voluntary fee waivers and expense reimbursement may be discontinued at any time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTPDPS-509

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Plus Fund
(Class A and Class C Shares)
(a series of JPMorgan Trust I)

Supplement dated May 7, 2009
to the Prospectus dated November 1, 2008, as supplemented

Footnote number four to the Annual Operating Expense table for the JPMorgan Intrepid Plus Fund on page 30 of the Prospectus is hereby deleted in its entirety and replaced with the following:

[4]	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class A and Class C Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.75% and 2.25%, respectively, of their average daily net assets through 10/31/09. Without Dividend Expenses on Short Sales and the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 2.12% and 2.61% for Class A Shares and Class C Shares, respectively, and Net Expenses would have been 1.75% and 2.25% for Class A and Class C Shares, respectively. In addition, the Fund’s service providers have elected, as of 5/1/09, to voluntarily waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.40% and 1.90% for Class A and Class C Shares, respectively, of their average daily net assets. Without Dividend Expenses on Short Sales and the Acquired Fund Fees and Expenses and if the additional amounts voluntarily waived or reimbursed were in place, the Total Annual Operating Expenses would have been 2.12% and 2.61% for Class A Shares and Class C Shares, respectively, and Net Expenses would have been 1.40% and 1.90% for Class A and Class C Shares, respectively, without Dividend Expenses on Short Sales and the Acquired Fund Fees and Expenses. Voluntary fee waivers and expense reimbursement may be discontinued at any time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTPDPAC-509